INCOME TAXES (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2016	Oct. 03, 2015	Oct. 01, 2016	Oct. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Federal income tax provision
Current					$ 870
Deferred					6,517	$ 7,333	$ 5,163
Net federal income tax provision					7,387	7,333	5,163
State income tax provision
Current					591	331	574
Deferred					941	725	619
Net state income tax provision					1,532	1,056	1,193
Total income tax provision	$ (1,843)	$ 3,003	$ (58,166)	$ 6,057	$ 8,919	$ 8,389	$ 6,356